Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Unused tax losses
Potential tax benefit at local tax rates	$ 119,381	$ 111,283
Other temporary differences
Potential tax benefit at local tax rates	12,531	11,046
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Deferred tax assets not brought to account	$ 135,132	$ 125,549